Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Deferred Acquisition Costs
DEFERRED ACQUISITION COSTS
Information about deferred acquisition costs is as follows:

	Years Ended December 31,
	2015	2014	2013
Beginning balance	$26,435	$24,521	$20,600
Costs deferred	39,937	33,126	32,359
Amortization	(32,896)	(31,212)	(28,438)
Ending balance	$33,476	$26,435	$24,521